Discontinuing Operations (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest expense		$ 38		$ 2,211	$ 2,211	$ 1,801
Convertible Note and Advance from NDX [Member]
Interest expense	$ 22		$ 1,500		$ 1,500	$ 389